Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 2,156,852	$ 2,431,404
Cost of products and services sold	1,390,233	1,596,235
Depreciation and amortization	330,345	371,689
Cost of sales	1,720,578	1,967,924
Gross profit	436,274	463,480
Administration	163,095	206,652
Impairment charges	358,330	361,989
Exploration	29,933	42,579
Research and development	5,660	4,952
Other operating expense (income)	43	(34,075)
Loss on disposal of assets	6,947	23,168
Loss from operations	(127,734)	(141,785)
Finance costs	(110,608)	(111,906)
Gain on derivatives	56,250	34,407
Finance income	5,265	4,379
Other income (expense)	(30,410)	60,671
Loss before income taxes	(207,237)	(154,234)
Income tax recovery	(2,519)	(94,355)
Net loss	(204,718)	(59,879)
Net earnings (loss) attributable to:
Equity holders	(204,942)	(61,611)
Non-controlling interest	224	1,732
Net loss	$ (204,718)	$ (59,879)
Loss per common share attributable to equity holders:
Basic	$ (0.52)	$ (0.16)
Diluted	$ (0.52)	$ (0.16)